                     VAN KAMPEN AMERICAN CAPITAL VALUE FUND

                   SUPPLEMENT DATED NOVEMBER 20, 1998 TO THE

                      PROSPECTUS DATED SEPTEMBER 30, 1998

    The Board of Trustees (the "Board") of Van Kampen American Capital Value Fund (the "Fund") recently approved changing the name of the Fund to the Van Kampen Mid Cap Value Fund. The Fund's name change coincides with: (1) recent name changes affecting the Fund's investment adviser, distributor and shareholder service/transfer agent as well as the name of the parent corporation for such entities and (2) adding a non-fundamental investment policy regarding the Fund's investment in medium capitalization (or "Mid Cap") companies. As shown below, each of these Van Kampen-related service providers has truncated or changed its name to coordinate and simplify the mutual fund operations under the Van Kampen brand name. Likewise, the Board approved changing the name of the Fund and other funds which are serviced by these Van Kampen-related service providers to emphasize the Van Kampen brand name and better coordinate the Van Kampen family of funds. Since the Fund is organized as a series of a business trust, the Board authorized a name change to the business trust name in addition to changing the Fund name.

    In addition, the Fund has added the words "Mid Cap" to its name and added a non-fundamental investment policy stating that the Fund will invest at least 65% of its total assets in securities of medium capitalization companies which have a market capitalization consistent with those companies included in the S&P MidCap 400 index. The Fund has since the commencement of its investment operations operated consistently with this policy. It became desirable to formalize this policy and name with regard to securities of medium capitalization companies in connection with the overall Van Kampen brand name changes and better distinguish the Fund from other Van Kampen Funds.

    All references in the attached prospectus to the names of Van Kampen-related service providers (and their parent) and the Fund name and the business trust or corporate name of which the Fund is a series, will refer to the new names shown in the schedule below.

          CURRENT SERVICE PROVIDER NAME                           NEW SERVICE PROVIDER NAME
          -----------------------------                           -------------------------
Van Kampen American Capital, Inc.                     Van Kampen Investments Inc.
Van Kampen American Capital Asset Management, Inc.    Van Kampen Asset Management Inc.
Van Kampen American Capital Investment Advisory       Van Kampen Investment Advisory Corp.
  Corp.
Van Kampen American Capital Distributors, Inc.        Van Kampen Funds Inc.
ACCESS Investor Services, Inc.                        Van Kampen Investor Services Inc.
             CURRENT FUND/TRUST NAME                                 NEW FUND/TRUST NAME
--------------------------------------------------    --------------------------------------------------
Van Kampen American Capital Value Fund                Van Kampen Mid Cap Value Fund
Van Kampen American Capital Equity Trust              Van Kampen Equity Trust

                     VAN KAMPEN AMERICAN CAPITAL VALUE FUND

                   SUPPLEMENT DATED NOVEMBER 20, 1998 TO THE

         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1998,
                 AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 2, 1998

    The Board of Trustees (the "Board") of Van Kampen American Capital Value Fund (the "Fund") recently approved changing the name of the Fund to the Van Kampen Mid Cap Value Fund. The Fund's name change coincides with: (1) recent name changes affecting the Fund's investment adviser, distributor and shareholder service/transfer agent as well as the name of the parent corporation for such entities and (2) adding a non-fundamental investment policy regarding the Fund's investment in medium capitalization (or "Mid Cap") companies. As shown below, each of these Van Kampen-related service providers has truncated or changed its name to coordinate and simplify the mutual fund operations under the Van Kampen brand name. Likewise, the Board approved changing the name of the Fund and other funds which are serviced by these Van Kampen-related service providers to emphasize the Van Kampen brand name and better coordinate the Van Kampen family of funds. Since the Fund is organized as a series of a business trust, the Board authorized a name change to the business trust name in addition to changing the Fund name.

    In addition, the Fund has added the words "Mid Cap" to its name and added a non-fundamental investment policy stating that the Fund will invest at least 65% of its total assets in securities of medium capitalization companies which have a market capitalization consistent with those companies included in the S&P MidCap 400 index. The Fund has since the commencement of its investment operations operated consistently with this policy. It became desirable to formalize this policy and name with regard to securities of medium capitalization companies in connection with the overall Van Kampen brand name changes and better distinguish the Fund from other Van Kampen Funds.

    All references in the attached Statement of Additional Information to the names of Van Kampen-related service providers (and their parent) and the Fund name and the business trust name of which the Fund is a series, will refer to the new names shown in the schedule below.

          CURRENT SERVICE PROVIDER NAME                           NEW SERVICE PROVIDER NAME
          -----------------------------                           -------------------------
Van Kampen American Capital, Inc.                     Van Kampen Investments Inc.
Van Kampen American Capital Asset Management, Inc.    Van Kampen Asset Management Inc.
Van Kampen American Capital Investment Advisory       Van Kampen Investment Advisory Corp.
  Corp.
Van Kampen American Capital Distributors, Inc.        Van Kampen Funds Inc.
ACCESS Investor Services, Inc.                        Van Kampen Investor Services Inc.
             CURRENT FUND/TRUST NAME                                 NEW FUND/TRUST NAME
--------------------------------------------------    --------------------------------------------------
Van Kampen American Capital Value Fund                Van Kampen Mid Cap Value Fund
Van Kampen American Capital Equity Trust              Van Kampen Equity Trust